CONTINGENT LIABILITIES, COMMITMENTS AND GUARANTEES	12 Months Ended
Dec. 31, 2022
Disclosure of commitments and contingent liabilities [Abstract]
CONTINGENT LIABILITIES, COMMITMENTS AND GUARANTEES
NOTE 39: CONTINGENT LIABILITIES, COMMITMENTS AND GUARANTEES
Interchange fees
With respect to multi-lateral interchange fees (MIFs), the Lloyds Banking Group is not a party in the ongoing or threatened litigation which involves the card schemes Visa and Mastercard (as described below). However, the Group is a member/licensee of Visa and Mastercard and other card schemes. The litigation in question is as follows:
•Litigation brought by or on behalf of retailers against both Visa and Mastercard in the English Courts, in which retailers are seeking damages on grounds that Visa and Mastercard’s MIFs breached competition law (this includes a judgment of the Supreme Court in June 2020 upholding the Court of Appeal’s finding in 2018 that certain historic interchange arrangements of Mastercard and Visa infringed competition law)
•Litigation brought on behalf of UK consumers in the English Courts against Mastercard
Any impact on the Group of the litigation against Visa and Mastercard remains uncertain at this time, such that it is not practicable for the Group to provide an estimate of any potential financial effect. Insofar as Visa is required to pay damages to retailers for interchange fees set prior to June 2016, contractual arrangements to allocate liability have been agreed between various UK banks (including the Lloyds Banking Group) and Visa Inc, as part of Visa Inc’s acquisition of Visa Europe in 2016. These arrangements cap the maximum amount of liability to which the Lloyds Banking Group may be subject and this cap is set at the cash consideration received by the Lloyds Banking Group for the sale of its stake in Visa Europe to Visa Inc in 2016. In 2016, the Group received Visa preference shares as part of the consideration for the sale of its shares in Visa Europe. A release assessment is carried out by Visa on certain anniversaries of the sale (in line with the Visa Europe sale documentation) and as a result, some Visa preference shares may be converted into Visa Inc Class A common stock. Any such release and any subsequent sale of Visa common stock does not impact the contingent liability.
LIBOR and other trading rates
Certain Lloyds Banking Group companies, together with other panel banks, have been named as defendants in ongoing private lawsuits, including purported class action suits, in the US in connection with their roles as panel banks contributing to the setting of US Dollar, Japanese Yen and Sterling London Interbank Offered Rate and the Australian BBSW reference rate.
Certain Lloyds Banking Group companies are also named as defendants in (i) UK-based claims; and (ii) two Dutch class actions, raising LIBOR manipulation allegations. A number of claims against the Lloyds Banking Group in the UK relating to the alleged mis-sale of interest rate hedging products also include allegations of LIBOR manipulation.
It is currently not possible to predict the scope and ultimate outcome on the Lloyds Banking Group of any private lawsuits or any related challenges to the interpretation or validity of any of the Lloyds Banking Group’s contractual arrangements, including their timing and scale. As such, it is not practicable to provide an estimate of any potential financial effect.
Tax authorities
The Lloyds Banking Group has an open matter in relation to a claim for group relief of losses incurred in its former Irish banking subsidiary, which ceased trading on 31 December 2010. In 2013, HMRC informed the Lloyds Banking Group that its interpretation of the UK rules means that the group relief is not available. In 2020, HMRC concluded their enquiry into the matter and issued a closure notice. The Lloyds Banking Group’s interpretation of the UK rules has not changed and hence it has appealed to the First Tier Tax Tribunal, with a hearing expected in 2023. If the final determination of the matter by the judicial process is that HMRC’s position is correct, management estimate that this would result in an increase in current tax liabilities of approximately £760 million (including interest) and a reduction in the Group's deferred tax asset of approximately £295 million. The Lloyds Banking Group, having taken appropriate advice, does not consider that this is a case where additional tax will ultimately fall due.
There are a number of other open matters on which the Group is in discussions with HMRC (including the tax treatment of certain costs arising from the divestment of TSB Banking Group plc), none of which is expected to have a material impact on the financial position of the Group.
Motor commission review
Following the FCA’s Motor Market review, the Group has received a number of complaints, some of which are with the Financial Ombudsman Service, in respect of commission arrangements. It is currently not possible to predict the ultimate outcome of the complaints, including the financial impact or the scope or nature of remediation requirements, if any, or any related challenges to the interpretation or validity of any of the Group’s historical motor commission arrangements.
Other legal actions and regulatory matters
In addition, in the course of its business the Group is subject to other complaints and threatened or actual legal proceedings (including class or group action claims) brought by or on behalf of current or former employees, customers, investors or other third parties, as well as legal and regulatory reviews, challenges, investigations and enforcement actions, which could relate to a number of issues, including financial, environmental or other regulatory matters, both in the UK and overseas. Where material, such matters are periodically reassessed, with the assistance of external professional advisers where appropriate, to determine the likelihood of the Group incurring a liability. In those instances where it is concluded that it is more likely than not that a payment will be made, a provision is established based on management’s best estimate of the amount required at the relevant balance sheet date. In some cases it will not be possible to form a view, for example because the facts are unclear or because further time is needed to assess properly the merits of the case, and no provisions are held in relation to such matters. In these circumstances, specific disclosure in relation to a contingent liability will be made where material. However, the Group does not currently expect the final outcome of any such case to have a material adverse effect on its financial position, operations or cash flows. Where there is a contingent liability related to an existing provision the relevant disclosures are included within note 29.
Contingent liabilities, commitments and guarantees arising from the banking business

	2022 £m	2021 £m
Contingent liabilities
Acceptances and endorsements	58	21
Other:
Other items serving as direct credit substitutes	781	433
Performance bonds, including letters of credit, and other transaction-related contingencies	2,061	1,886
	2,842	2,319
Total contingent liabilities	2,900	2,340
The contingent liabilities of the Group arise in the normal course of banking business and it is not practicable to quantify their future financial effect.

	2022 £m	2021 £m
Commitments and guarantees
Forward asset purchases and forward deposits placed	39	60
Undrawn formal standby facilities, credit lines and other commitments to lend:
Less than 1 year original maturity:
Mortgage offers made	17,068	17,757
Other commitments and guarantees	74,242	79,830
	91,310	97,587
1 year or over original maturity	36,020	30,037
Total commitments and guarantees	127,369	127,684
Of the amounts shown above in respect of undrawn formal standby facilities, credit lines and other commitments to lend, £57,782 million (2021: £55,690 million) was irrevocable.
Capital commitments
Capital expenditure contracted but not provided for at 31 December 2022 amounted to £1,663 million (2021: £1,034 million). Of this amount, £1,663 million (2021: £1,034 million) related to assets to be leased to customers under operating leases. The Group’s management is confident that future net revenues and funding will be sufficient to cover these commitments.